BUSINESS AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS AND BASIS OF PRESENTATION

1.	BUSINESS

Airspan Networks Holdings Inc. (the “Company”) designs and produces wireless network equipment for 4G and 5G networks for both mainstream public telecommunications service providers and private network implementations. Airspan provides Radio Access Network (“RAN”) products based on Open Virtualized Cloud Native Architectures that support technologies including 5G new radio (“5G NR”) and Long-Term Evolution (“LTE”), and Fixed Wireless standards, operating in licensed, lightly-licensed and unlicensed frequencies.

The market for the Company’s wireless systems includes mobile carriers, other public network operators and private and government network operators for command and control in industrial and public safety applications such as smart utilities, defense, transportation, mining and oil and gas. The Company’s strategy applies the same network technology across all addressable sectors.

The Company’s main operations are in Slough, United Kingdom; Mumbai and Bangalore, India; Tokyo, Japan; Airport City, Israel; Santa Clara, California; and the Company’s corporate headquarters are in the United States (“U.S.”) in Boca Raton, Florida.

Mimosa Sale

On March 8, 2023 (the “Closing Date”), the Company entered into a Stock Purchase Agreement (the “Mimosa Purchase Agreement”) with Airspan Networks Inc., a Delaware corporation and a direct wholly-owned subsidiary of the Company (“Seller”), Mimosa Networks, Inc., a Delaware corporation and a direct wholly-owned subsidiary of Seller (“Mimosa”), and Radisys Corporation, an Oregon corporation (“Buyer”), pursuant to which Seller will sell all of the issued and outstanding shares of common stock of Mimosa to Buyer for an aggregate purchase price of approximately $60.0 million in cash (subject to customary adjustments as set forth in the Mimosa Purchase Agreement) on the terms and subject to the conditions set forth in the Mimosa Purchase Agreement (the “Mimosa Sale”).

The accounting requirements for reporting the Mimosa business as held for sale were met, however, the requirements for discontinued operations were not met. Accordingly, the consolidated financial statements and notes to the consolidated financial statements reflect the assets and liabilities of the Mimosa business as held for sale for the periods presented. (See Note 6).

1.	BUSINESS AND BASIS OF PRESENTATION

Business

On August 13, 2021 (the “Closing”), Airspan Networks Holdings Inc. (formerly New Beginnings Acquisition Corp.) (the “Company”) consummated its previously announced business combination transaction (the “Business Combination”) pursuant to the business combination agreement (the “Business Combination Agreement”), dated March 8, 2021, by and among the Company, Artemis Merger Sub Corp., a Delaware corporation and wholly-owned direct subsidiary of the Company (“Merger Sub”), and Airspan Networks Inc., a Delaware corporation (“Legacy Airspan”) (See Note 3). In connection with the Closing of the Business Combination, the Company changed its name to Airspan Networks Holdings Inc. Unless the context otherwise requires, references to “Airspan”, the “Company”, “us”, “we”, “our” and any related terms prior to the Closing of the Business Combination are intended to mean Legacy Airspan and its consolidated subsidiaries, and after the Closing of the Business Combination, Airspan Networks Holdings Inc. and its consolidated subsidiaries. In addition, unless the context otherwise requires, references to “New Beginnings” and “NBA” are references to New Beginnings Acquisition Corp., the Company’s name prior to the Closing.

The Company designs and produces wireless network equipment for 4G and 5G networks for both mainstream public telecommunications service providers and private network implementations. Airspan provides Radio Access Network (“RAN”) products based on Open Virtualized Cloud Native Architectures, that support technologies including 5G new radio (“5G NR”) and Long-Term Evolution (“LTE”), and Fixed Wireless standards, operating in licensed, lightly-licensed and unlicensed frequencies.

The market for the Company’s wireless systems includes mobile carriers, other public network operators and private and government network operators for command and control in industrial and public safety applications such as smart utilities, defense, transportation, mining and oil and gas. The Company’s strategy applies the same network technology across all addressable sectors.

The Company’s main operations are in Slough, United Kingdom (“U.K.”); Mumbai and Bangalore, India; Tokyo, Japan; Airport City, Israel; Santa Clara, California; and the Company’s corporate headquarters are in the United States (“U.S.”) in Boca Raton, Florida.

Basis of Presentation and Principles of Consolidation

The accompanying financial statements include the accounts of the Company, its wholly-owned subsidiaries and Airspan IP Holdco LLC (“Holdco”) – 99.8% owned by Airspan. Non-controlling interest in the results of operations of consolidated subsidiaries represents the minority stockholders’ share of the profit or loss of Holdco. The non-controlling interest in net assets of this subsidiary, and the net income or loss attributable to the non-controlling interest, were not recorded by the Company as they are considered immaterial. All significant inter-company balances and transactions have been eliminated in consolidation. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Company accounted for its investment in Dense Air Ltd. (“Dense Air”) and Dense Air Networks L.P. as an equity method investment. As of March 7, 2022, Dense Air ceased to be a related party. (See Note 24).

Liquidity

The Company has historically incurred losses from operations. In the past, these losses have been financed through cash on hand, or capital raising activities, including borrowings or the sale of newly issued shares.

The Company had $89.7 million of current assets and $198.7 million of current liabilities at December 31, 2022. During the year ended December 31, 2022, the Company used $47.2 million in cash flow from operating activities. The Company is investing heavily in 5G research and development, and the Company expects to continue to use cash from operations through the year ended December 31, 2023. Cash on hand and borrowing capacity under our Assignment Agreement, Resignation and Assignment Agreement and Credit Agreement (the “Fortress Credit Agreement”) with DBFIP ANI LLC (“Fortress”) (see Notes 12 and 13) may not allow the Company to reasonably expect to meet its forecasted cash requirements.

Going concern

The accompanying financial statements have been prepared and are presented assuming the Company’s ability to continue as a going concern. We will need to secure additional funding to meet our operations on a timely basis, to satisfy our debt covenants and, ultimately, to attain profitable operations.

In addition, as discussed in Notes 12 and 13 to the consolidated financial statements, the Company’s senior term loan and Convertible Notes require certain financial covenants to be met. The Company was not in compliance with the minimum last twelve-month EBITDA covenant and the minimum last twelve-month revenue covenant under the Fortress Credit Agreement and the agreement governing the Company’s senior secured convertible notes as of the December 31, 2022 quarterly measurement date, and we were not in compliance with the minimum liquidity covenant under the Fortress Credit Agreement and the Fortress Convertible Note Agreement at all times from November 29, 2022, each of which is an event of default under those agreements.

The Company is seeking a waiver with respect to current breaches. However, there can be no assurance that the lenders under the Fortress Credit Agreement and the agreement governing the Company’s senior secured convertible notes will agree to waive the existing covenant breaches. Even if the Company receives a waiver with respect to such existing covenant breaches, based on management’s current forecast, absent additional financing or capital raising, the Company has concluded it is probable that the Company will not be in compliance with certain of the prospective financial covenants under the Fortress Credit Agreement and the agreement governing the Company’s senior secured convertible notes during certain periods of the next twelve months. Accordingly, while the Company may seek future waivers from compliance with the applicable covenants in connection with such anticipated breaches, or amendments of existing financial covenants included in the Fortress Credit Agreement and the agreement governing the Company’s senior secured convertible notes, the Company is also pursuing alternative sources of capital so that it would be able to satisfy its prospective minimum liquidity obligations under the Fortress Credit Agreement and the agreement governing the Company’s senior secured convertible notes. There can be no assurance that the lenders under the Fortress Credit Agreement and the agreement governing the Company’s senior secured convertible notes will agree to waive any breaches thereunder that may arise in the future or that we will otherwise be able to remedy such breaches.

In the absence of waivers or remedies of existing covenant breaches or any additional breaches that may arise in the future, the lenders under the Fortress Credit Agreement and the agreement governing the Company’s senior secured convertible notes could (i) elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest and other premiums, and institute foreclosure proceedings against the Company’s assets, (ii) elect to apply the default interest rate under the Fortress Credit Agreement and the Fortress Convertible Note Agreement and related agreements, and (iii) with respect to the Fortress Credit Agreement, elect to terminate their delayed draw commitments thereunder and cease making further loans. As a result of any of these actions, the Company could be forced into bankruptcy or liquidation. In addition, the Company’s subordinated term loan – related party (see Note 11) and subordinated debt (see Note 10) could be accelerated or required to be paid due to provisions contained within those instruments. As a result, the Company has classified its senior term loan, convertible debt, subordinated term loan and subordinated debt as current at December 31, 2022.

In order to address the need to satisfy the Company’s continuing obligations and realize its long-term strategy, management has taken several steps and is considering additional actions to improve its operating and financial results, including the following:

●	focusing the Company’s efforts to increase sales in additional geographic markets;

●	continuing to develop 5G product offerings that will expand the market for the Company’s products;

●	focusing the Company’s efforts to improve days sales outstanding to provide additional liquidity: and

●	continuing to implement cost reduction initiatives to reduce non-strategic costs in operations and expand the Company’s labor force in lower cost geographies, with headcount reductions in higher cost geographies.

There can be no assurance that the above actions will be successful. Without additional financing or capital, the Company’s current cash balance would be insufficient to satisfy repayment demands from its lenders if the lenders elect to declare the senior term loan and the senior secured convertible notes due prior to the maturity date. There is no assurance that the new or renegotiated financing will be available, or that if available, will have satisfactory terms. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these financial statements are issued. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result from the outcome of this uncertainty.

Global Economic Conditions

The Company has experienced supply chain disruptions and inflationary impacts across our businesses, driven by the impact of the COVID-19 pandemic, the war in Ukraine and resulting economic sanctions, and general macroeconomic factors. These factors have increased our operating costs. While the Company is taking actions to respond to the supply chain disruptions, inflationary environment, and global demand dynamics, we may not be able to enact these measures in a timely manner, or the measures may not be sufficient to offset the increase in costs, which could have a material adverse impact on our results of operations.